Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	Varca Ventures, Inc.
Document Type	Other
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Entity Central Index Key	0001490700
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	6,800,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash	$ 25,114	$ 44,142
Total current assets	25,114	44,142
Total assets	25,114	44,142
LIABILITIES
Accounts payables and accrued liabilities		1,389
Total current liabilities		1,389
Total liabilities		1,389
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value, 25,000,000 authorized, 0 issued and outstanding
Common stock: $0.0001 par value, 100,000,000 authorized, 6,800,000 issued and outstanding	680	680
Additional paid-in capital	49,320	49,320
Deficit accumulated during the exploration stage	(24,886)	(7,247)
Total stockholders' equity	25,114	42,753
Total liabilities and stockholders' equity	$ 25,114	$ 44,142

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Mar. 31, 2010
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,800,000	6,800,000
Common stock, shares outstanding	6,800,000	6,800,000

Statements of Operations (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2011
Expenses:
Mineral exploration expenditures	$ 3,450		$ 3,450
General and administrative	1,408	4,123	5,531
Professional fees	2,389	13,516	15,905
Net loss	$ (7,247)	$ (17,639)	$ (24,886)
Net loss per share - basic and diluted	$ 0	$ 0
Weighted average shares outstanding - basic and diluted	4,478,873	6,800,000

Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2011
Cash flows from operating activities
Net Loss	$ (7,247)	$ (17,639)	$ (24,886)
Adjustment to reconcile net cash used in operating activities
Mineral property impairment	300		300
Change in operating assets and liabilities
Increase (Decrease) in accounts payables and accrued liabilities	1,389	(1,389)
Net cash used in operating activities	(5,558)	(19,028)	(24,586)
Cash flows from investing activities
Mineral property acquisition	(300)		(300)
Net cash used in investing activities	(300)		(300)
Cash flows from financing activities
Proceeds from issuance of common stock	50,000		50,000
Net cash provided by financing activities	50,000		50,000
Increase (decrease) in cash	44,142	(19,028)	25,114
Cash - beginning of period		44,142
Cash - end of period	44,142	25,114	25,114
Supplemental cash flow disclosures
Cash paid for Interest
Cash paid for Income tax

Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage
Beginning Balance, amount at Jan. 18, 2010
Common stock issued for cash, shares	6,800,000	6,800,000
Common stock issued for cash, value	$ 50,000	$ 680	$ 49,320
NET LOSS	(7,247)			(7,247)
Ending Balance, amount at Mar. 31, 2010	42,753	680	49,320	(7,247)
Ending Balance, shares at Mar. 31, 2010	6,800,000	6,800,000
NET LOSS	(17,639)			(17,639)
Ending Balance, amount at Mar. 31, 2011	$ 25,114	$ 680	$ 49,320	$ (24,886)
Ending Balance, shares at Mar. 31, 2011	6,800,000	6,800,000

NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Mar. 31, 2011
Accounting Policies
Nature of Operations [Text Block]

1. NATURE AND CONTINUANCE OF OPERATIONS

The Company was incorporated in the State of Nevada on January 19, 2010 and is a start-up, exploration stage company. The Company has acquired mineral properties located in the Province of British Columbia, Canada, but has not yet determined whether these properties contain reserves that are economically recoverable. The recoverability of costs incurred for acquisition and exploration of the properties will be dependent upon the discovery of economically recoverable reserves, confirmation of the Company’s interest in the underlying properties, the ability of the Company to obtain necessary financing to satisfy the expenditure requirements and to complete the development of the properties and upon future profitable production or proceeds from the sale thereof.

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred a loss since inception resulting in an accumulated deficit of  $24,866 as at March 31, 2011 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and or private placement of common stock.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.

Exploration Stage Company

The Company is an “exploration stage company” and is devoting its resources to establishing the new business, and its planned operations have not yet commenced, accordingly, no revenues have been earned during the period from January 19, 2010 (date of inception) to March 31, 2011.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original purchase maturity of three months or less when purchased to be cash equivalents.

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Canadian dollars. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of net income (loss). The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Due to the limited level of operations, the Company has not had to make material assumptions or estimates other than the assumption that the Company is a going concern.

Mineral Exploration Costs

The Company capitalizes mineral property acquisition costs and evaluates such assets for impairment on periodic basis.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. The capitalized costs will be amortized using the units-of-production method over the estimated life of the probable reserve.

The beneficial owner holds the right to the claims which give him or his designated agent the right to mine and recover all of the metals contained within the surface boundaries of the lease vertically downward. In the event he were to grant another deed which is subsequently registered prior to the Company’s deed, the third party would obtain good title and the Company would have nothing.

Fair Value of Financial Instruments

The carrying amounts of cash and current liabilities approximate fair value due to the short maturity of these instruments. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Unless otherwise noted, it is management’s opinion the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Environmental Costs

Environmental expenditures that relate to current operations are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated. Generally, the timing of these accruals coincides with the earlier of completion of a feasibility study or the Company’s commitments to plan of action based on the then known facts.

Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period including stock options and warrants using the treasury method. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Stock-based Compensation

The Company records stock-based compensation is computed  using the fair value method of valuing stock options and other equity-based compensation issued. The Company has not granted any stock options since its inception. Accordingly, no stock-based compensation has been recorded.

Start-up expenses

As a start-up company, the costs associated with start-up activities are expensed as incurred. Accordingly, startup costs associated with the Company’s formation have been included in the Company’s general and administrative expenses for the period from January 19, 2010 (date of inception) through March 31, 2011.

Impairment or Disposal of Long-Lived Assets

The Company reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the review indicates that the carrying amount of the asset may not be recoverable, the potential impairment is measured based on a projected discounted cash flow method using a discount rate that is considered to be commensurate with the risk inherent in the Company’s current business model. For purposes of recognition and measurement of an impairment loss, a long-lived asset is grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.

Business Segments

The Company operates in one segment and therefore segments information is not presented.

Recent Accounting Pronouncements

During the year ended March 31, 2011 and subsequently, the FASB has issued a number of financial accounting standards, none of which did or are expected to have a material impact on the Company’s results of operations, financial position, or cash flows.

MINERAL INTEREST	12 Months Ended
Mar. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

3. MINERAL INTEREST

Mineral Property

In February 2010, the Company acquired 100% undivided right, title and interest in a mineral property called ‘‘Sewell 1 Property’’ located in the province of British Columbia, Canada for a purchase of  $300.  Mr. Boga, an associate and relative of the Company’s president, staked the property on behalf of the Company, and he holds these claims on behalf of the Company. The Company has incurred  $3,150 of exploration expenditures as of March 31, 2010. As at March 31, 2010 the Company wrote off the mineral property acquisition costs of  $300 due to the uncertainty of establishing proven and probable reserves.

CAPITAL STOCK	12 Months Ended
Mar. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

4. CAPITAL STOCK

The total number of common shares authorized that may be issued by the Company is 100,000,000 shares with a par value of  $0.0001 per share.

The total number of preferred shares authorized that may be issued by the Company is 25,000,000 shares with a par value of  $0.0001 per share. The preferred stock may be issued in one or more series, from time to time, with each series to have such designation, relative rights, preference or limitations, as adopted by the Company’s Board of Directors.

During the year ended March 31, 2010, the Company issued 6,800,000 shares of common stock for total proceeds of  $50,000, no common shares were issued during the year ended March 31, 2011:

	Number of shares	Amount
Shares issued for cash
Pursuant to issuance of common ( $0.001 each) on February 4, 2010	4,000,000	$4,000
Pursuant to issuance of common ( $0.01 each) on February 15, 2010	1,000,000	10,000
Pursuant to issuance of common ( $0.02 each) on March 1, 2010	1,800,000	36,000
Balance, March 31, 2011	6,800,000	$50,000

At March 31, 2011, there were no outstanding stock options or warrants.

INCOME TAXES	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

5. INCOME TAXES

As of March 31, 2011, the Company had net operating loss carry forwards of approximately  $24,886 that may be available to reduce future years’ taxable income through 2031. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The components of the deferred tax asset, the statutory tax rate, the effective tax rate and the elected amount of the valuation allowance are indicated below:

	For the Year Ended March 31, 2011	From January 19, 2010 (Inception) to March 31, 2010
Net operating loss	$17,639	$7.247
Statutory tax rate	34%	34%
Refundable federal income tax attributable to current operations	5,997	2,464
Change in valuation allowance	(5,997)	(2,464)
Net refundable amount	$-	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is:

	March 31, 2011	March 31, 2010
Deferred tax asset attributed to:
Net operating loss	$8,461	$2,464
Less, valuation allowance	(8,461)	(2,464)
Net deferred tax assets	$-	$-

The Company has provided a valuation allowance against its deferred tax assets given that it is in the exploration stage and there is substantial uncertainty as to the Company’s ability to realize future tax benefits through utilization of operating loss carry forwards.